LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 24,082	$ 17,730	$ 27,997
Restructured loans - accrual status	17,500	30,200	28,900
Total impaired loans	41,627	47,970	56,873
Interest income effect
Gross amount of interest that would have been recorded under original terms	3,397	2,848	3,595
Interest included in income
Nonaccrual loans	535	375	475
Restructured loans	710	876	682
Impaired Financing Receivable, Interest Income, Accrual Method	1,245	1,251	1,157
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	2,152	1,597	2,438
Loans and Leases Receivable-Nonaccrual, future commitment to lend	0	0	1
Restructured loans - nonaccrual status	6,400	5,100	9,300
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,229	2,419	8,405
Total impaired loans	7,331	13,203
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	308	346	284
Lease financing
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	82	195	122
Total impaired loans	82	195
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	4	11	0
Construction real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	29	0	0
Total impaired loans	29	0
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	1	0	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	10,616	6,098	9,418
Total impaired loans	21,542	20,460
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	603	568	557
Residential real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	4,140	5,251	5,027
Total impaired loans	7,932	9,601
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	222	229	224
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	3,743	3,400	4,898
Total impaired loans	4,456	4,074
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	103	90	85
Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	243	367	127
Total impaired loans	255	437
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	$ 4	$ 7	$ 7